Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Concentration Risk [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 225,356		$ 1,363,617
CHINA
Concentration Risk [Line Items]
Cash deposit at financial institutions (in Dollars)	8,637,315		5,561,070
Hong Kong [Member]
Concentration Risk [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 1,955		$ 108
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.20%		10.50%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	53.70%	70.30%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	46.50%		53.10%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	59.40%	78.00%
Customer [Member] | Subsidiaries [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.70%	7.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.60%